Financial Assets and Liabilities - Summary of Movements of Consolidated Mark-to-Market Gains (Losses) (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes In Fair Value Of Credit Derivative [Abstract]
Net mark-to-market gains (losses) at beginning of the year	₱ (71)	₱ 243
Settlements, interest expense and others	430	235
Effective portion recognized in the profit or loss for the cash flow hedges	(156)	14
Losses on derivative financial instruments (Note 4)	(284)	(233)	₱ 1,135
Net fair value losses on cash flow hedges (Note 28)	(433)	(330)	(286)
Net mark-to-market gains (losses) at end of the year	₱ (514)	₱ (71)	₱ 243